SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Accounting Policies [Abstract]
Basis of Presentation and Accounting Principles

Basis of Presentation and Accounting Principles

The Company has prepared the accompanying unaudited financial statements on a consolidated basis. In the opinion of management, the accompanying condensed consolidated balance sheets, related statements of income and comprehensive income, and cash flows include all adjustments, consisting only of normal recurring items, necessary for their fair presentation, prepared on an accrual basis, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The information included in this Form 10-Q should be read in conjunction with information included in the Company’s Annual Report on Form 10-K for year ended June 30, 2021 and filed with the U.S. Securities and Exchange Commission on September 22, 2021.

Basis of Presentation and Accounting Principles

The Company has prepared the accompanying financial statements on a consolidated basis. In the opinion of management, the accompanying consolidated balance sheets and related statements of income, comprehensive income, stockholders’ equity, and cash flows include all adjustments, consisting only of normal recurring items, necessary for their fair presentation, prepared on an accrual basis, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements, which are referred to herein as the “Financial Statements” include the accounts of Concierge and its wholly owned subsidiaries, Wainwright, Gourmet Foods, Brigadier, Original Sprout, Marygold and Marygold UK.

All inter-company transactions and accounts have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements, which are referred herein as the “Financial Statements”, include the accounts of Concierge and its wholly-owned subsidiaries, Wainwright, Gourmet Foods, Brigadier, Original Sprout and Marygold are presented on a consolidated basis.

All inter-company transactions and accounts have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of the Financial Statements are in conformity with U.S. GAAP which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of the Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include all highly liquid debt instruments with original maturities of three months or less on the date of purchase. The Company maintains its cash and cash equivalents in financial institutions in the United States, Canada, and New Zealand. Accounts in the United States are insured by the Federal Deposit Insurance Corporation up to $250,000 per depositor, and accounts in Canada are insured by the Canada Deposit Insurance Corporation up to CD$100,000 per depositor. Accounts in New Zealand are uninsured. The Company has, at times, held deposits in excess of insured amounts, but the Company does not expect any losses in such accounts.

Cash and Cash Equivalents

Cash and cash equivalents include all highly liquid debt instruments with original maturities of three months or less on the date of purchase. The Company maintains its cash and cash equivalents in financial institutions in the United States, Canada, and New Zealand. Accounts in the United States are insured by the Federal Deposit Insurance Corporation up to $250,000 per depositor, and accounts in Canada are insured by the Canada Deposit Insurance Corporation up to CD$100,000 per depositor. Accounts in New Zealand are uninsured. The Company has, at times, held deposits in excess of insured amounts, but the Company does not expect any losses in such accounts.

Accounts Receivable, net and Accounts Receivable - Related Parties

Accounts Receivable, net and Accounts Receivable - Related Parties

Accounts receivable, net consist of receivables related to the Brigadier, Gourmet Foods and Original Sprout businesses. Management regularly reviews the composition of accounts receivable and analyzes customer credit worthiness, customer concentrations, current economic trends and changes in customer payment patterns to determine whether or not an account should be deemed uncollectible. Reserves, if any, are recorded on a specific identification basis. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of December 31, 2021 and June 30, 2021, the Company had $0 and $15,499, respectively, reserved for as doubtful accounts.

Accounts receivable - related parties consist of fund asset management fees receivable related to the Wainwright business. Management fees receivable generally consist of one month of management fees which are collected in the month after they are earned. As of December 31, 2021 and June 30, 2021, there is no allowance for doubtful accounts as all amounts are deemed collectible.

Accounts Receivable, net and Accounts Receivable - Related Parties

Accounts receivable, net, consist of receivables from the Brigadier, Gourmet Foods and Original Sprout businesses. Management regularly reviews the composition of accounts receivable and analyzes customer credit worthiness, customer concentrations, current economic trends and changes in customer payment patterns to determine whether or not an account should be deemed uncollectible. Reserves, if any, are recorded on a specific identification basis. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of June 30, 2021 and June 30, 2020, the Company had $15,499 and $9,786, respectively, reserved for doubtful accounts.

Accounts receivable - related parties, consist of fund asset management fees receivable from the Wainwright business. Management fees receivable generally consist of one month of management fees which are collected in the month after they are earned. As of June 30, 2021 and June 30, 2020, there is no allowance for doubtful accounts as all amounts are deemed collectible.

Major Customers and Suppliers – Concentration of Credit Risk

Major Customers and Suppliers – Concentration of Credit Risk

Concierge, as a holding company, operates through its wholly owned subsidiaries and has no concentration of risk either from customers or suppliers as a stand-alone entity. Marygold and Marygold UK, as newly formed development stage entities, had no revenues and no significant transactions for the three and six months ended December 31, 2021. Any transactions that did occur were included with those of Concierge.

For our subsidiary, Wainwright, the concentration of risk and the relative reliance on major customers are found within the various funds it manages and the associated three and six month revenues as of December 31, 2021 compared with those at December 31, 2020 along with the accounts receivable – related parties as of December 31, 2021 and June 30, 2021 as depicted below.

	For the Three Months Ended		For the Three Months Ended
	December 31, 2021		December 31, 2020
	Revenue		Revenue
Fund
USO	$2,975,211	52%	$4,202,851	68%
BNO	470,879	8%	638,111	10%
UNG	686,360	12%	592,230	10%
USCI	495,779	9%	216,151	4%
All Others	1,073,155	19%	500,072	8%
Total	$5,701,384	100%	$6,149,415	100%

	For the Six Months Ended		For the Six Months Ended
	December 31, 2021		December 31, 2020
	Revenue		Revenue
Fund
USO	$6,117,818	54%	$9,096,383	69%
BNO	990,797	9%	1,396,837	11%
UNG	1,114,147	10%	1,143,783	9%
USCI	971,363	8%	466,416	3%
All Others	2,164,286	19%	1,082,297	8%
Total	$11,358,411	100%	$13,185,716	100%

	As of December 31, 2021		As of June 30, 2021
	Accounts Receivable		Accounts Receivable
Fund
USO	$938,444	53%	$1,156,691	57%
BNO	145,083	8%	196,713	10%
UNG	200,357	11%	130,543	6%
USCI	157,824	9%	141,346	7%
All Others	340,326	19%	412,761	20%
Total	$1,782,034	100%	$2,038,054	100%

Concierge, through Gourmet Foods and following the acquisition of Printstock Products Limited on July 1, 2020, has two major customer groups comprising gross revenues: 1) baking, and 2) printing. For the purpose of segment reporting (Note 15) both revenue streams are considered part of the same “food industry” segment as they are evaluated as one segment by the Company’s Chief Operating Decision Maker.

Baking: Within the baking sector there are three major customer groups; 1) grocery, 2) gasoline convenience stores, and 3) independent retailers. The grocery industry is dominated by several large chain operations, which are customers of Gourmet Foods, and there are no long-term guarantees that these major customers will continue to purchase products from Gourmet Foods, however, many of the existing relationships have been in place for sufficient time to give management reasonable confidence in their continuing business. For the three months ended December 31, 2021, Gourmet Foods’ largest customer in the grocery industry, who operates through a number of independently branded stores, accounted for approximately 20% of baking sales revenues as compared to 18% for the three months ended December 31, 2020. For the six months ended December 31, 2021, the largest customer accounted for approximately 23% of baking sales revenues as compared to 20% for the six months ended December 31, 2020. This customer accounted for 4% of the baking accounts receivable as of December 31, 2021 as compared to 19% as of June 30, 2021. The second largest customer in the grocery industry accounted for approximately 6% and 8% of baking sales revenues during the three and six month periods ended December 31, 2021, respectively, as compared to 10% of baking sales revenues for the three and six months ended December 31, 2020. This customer accounted for 13% as compared to 27% of baking accounts receivable as of December 31, 2021 and June 30, 2021, respectively.

In the gasoline convenience store market customer group, Gourmet Foods supplies two major channels. The largest is a marketing consortium of gasoline dealers operating under the same brand who, for the three and six month periods ended December 31, 2021 accounted for approximately 52% and 49%, respectively, of baking sales revenues as compared to 55% and 53% for the three and six month periods ended December 31, 2020, respectively. No single member of the consortium is responsible for a significant portion of Gourmet Foods’ accounts receivable. A second consortium of gasoline convenience stores were not significant in sales volume, however did account for 24% and 23% of baking accounts receivable as of December 31, 2021 and June 30, 2021, respectively.

The third major customer group is independent retailers and cafes, which collectively accounted for the balance of baking sales revenue, however no single customer in this group was a significant contributor of baking sales revenues for the three and six month periods ended December 31, 2021 or December 31, 2020, nor a significant contributor to baking accounts receivable as of December 31, 2021 and June 30, 2021.

Printing: The printing sector of Gourmet Foods’ gross revenues is comprised of many customers, some large and some small, with one customer accounting for 36% and 38% of the printing sector revenues for the three and six months ended December 31, 2021, respectively, as compared to 32% and 34% for the three and six months ended December 31, 2020, respectively. This same customer accounted for 44% and 40% of the printing sector accounts receivable as of December 31, 2021 and June 30, 2021, respectively.

Consolidated: With respect to Gourmet Foods’ consolidated risk, the largest three customers accounted for 32%, 15% and 12% of Gourmet Foods’ consolidated gross revenues for the three months ended December 31, 2021 compared to 34%, 12% and 11% for the three months ended December 31, 2020. For the six month period ended December 31, 2021, these three customers accounted for 32%, 15% and 15% of consolidated gross revenues as compared to 33%, 13% and 12% for the six month period ended December 31, 2020. These customers accounted for nil%, 25% and 1% of the consolidated accounts receivable of Gourmet Foods as of December 31, 2021 as compared to nil%, 7% and 26%, respectively, as of June 30, 2021.

Gourmet Foods, including Printstock, is not dependent upon any one major supplier as many alternative sources are available in the local marketplace should the need arise. However, the unavailability of, or increase in price in, any of the ingredients on which Gourmet Foods relies to produce its products could harm its operating results for such period.

Concierge, through Brigadier, is partially dependent upon its contractual relationship with the alarm monitoring company who provides monitoring services to Brigadier’s customers. In the event this contract is terminated, Brigadier would be compelled to find an alternate source of alarm monitoring, or establish such a facility itself. Management believes that the contractual relationship is sustainable, and has been for many years, with alternate solutions available should the need arise. Sales to the largest customer, which includes contracts and recurring monthly support fees, totaled 49% and 51% of the total Brigadier revenues for the three and six month periods ended December 31, 2021, respectively, as compared to 58% and 54% for the three and six month periods ended December 31, 2020, respectively. The same customer accounted for approximately 24% of Brigadier’s accounts receivable as of December 31, 2021 as compared to 31% as of June 30, 2021.

Brigadier purchases alarm panels, digital and analog cameras, mounting hardware and accessory items needed to complete security installations from a variety of sources. The manufacture of electronic items such as those sought by Brigadier has expanded to a global scale thus providing Brigadier with a broad choice of suppliers. Brigadier bases its vendor selection on several criteria including: price, availability, shipping costs, quality, suitability for purpose and the technical support of the manufacturer. Brigadier is not reliant on any one supplier.

Concierge, through Original Sprout, has thousands of customers and, from time to time, certain customers become significant during specific reporting periods, but may not be significant during other periods. Original Sprout had no significant customer for the three and six month periods ended December 31, 2021 as compared to the three and six month periods ended December 31, 2020 where one new customer accounted for 24% and 15% of sales revenues, respectively. Four other customers who were insignificant contributors to sales, but whose balance due exceeded 10% of total accounts receivable, collectively accounted for 68% and 73% of accounts receivable as of December 31, 2021 and June 30, 2021, respectively.

Concierge, through Original Sprout, is dependent upon its relationship with a product packaging company who, at the direction of Original Sprout, produces the products in accordance with proprietary formulas, packages them in appropriate containers, and delivers the finished goods to Original Sprout for distribution to its customers. All of Original Sprout’s products are currently produced by this packaging company, although if this relationship were to fail there are other similar packaging companies available to Original Sprout at competitive pricing. Because of the nature of the Original Sprout product ingredients, some of the ingredients may, at times, be difficult to source in timely fashion or at the expected price point. To safeguard against this possibility Original Sprout endeavors to maintain at least a 90-day supply of all products in stock. Estimating and maintaining a reserve stock account is not a guarantee that a shortage of ingredient supplies will not affect production such that Original Sprout will not exhaust its reserves or be unable to fulfill customer orders.

Major Customers and Suppliers – Concentration of Credit Risk

Concierge, as a holding company, operates through its wholly-owned subsidiaries and has no concentration of risk either from customers or suppliers as a stand-alone entity. Marygold, as a newly formed development stage entity, had no revenues and no significant transactions for the years ended June 30, 2021 and 2020. Any transactions that did occur were combined with those of Concierge.

For our subsidiary, Wainwright, the concentration of risk and the relative reliance on major customers are found within the various funds it manages and the associated 12 month revenues and accounts receivable – related parties as of June 30, 2021 and June 30, 2020 as depicted below.

	Year ended June 30, 2021		Year ended June 30, 2020
	Revenue		Revenue
Fund
USO	$16,361,870	65%	$9,283,250	60%
BNO	2,665,589	11%	1,070,225	7%
UNG	2,054,047	8%	2,244,479	15%
USCI	1,176,094	5%	1,645,952	11%
All Others	2,911,582	11%	1,215,155	7%
Total	$25,169,182	100%	$15,459,061	100%

	June 30, 2021		June 30, 2020
	Accounts Receivable		Accounts Receivable
Fund
USO	$1,156,691	57%	$1,818,719	70%
BNO	196,713	10%	265,143	10%
USCI	141,346	7%	82,790	3%
UNG	130,543	6%	193,218	7%
All Others	412,761	20%	251,047	10%
Total	$2,038,054	100%	$2,610,917	100%

Concierge, through Brigadier, is partially dependent upon its contractual relationship with the alarm monitoring company who provides monitoring services to Brigadier’s customers. In the event this contract is terminated, Brigadier would be compelled to find an alternate source of alarm monitoring, or establish such a facility itself. Management believes that the contractual relationship is sustainable, and has been for many years, with alternate solutions available should the need arise. Sales to the largest customer, which includes contracts and recurring monthly support fees, totaled 49% and 49% of the total Brigadier revenues for the years ended June 30, 2021 and June 30, 2020, respectively. The same customer accounted for approximately 31% of Brigadier’s accounts receivable as of the balance sheet date of June 30, 2021 as compared to 40% as of June 30, 2020. Another customer accounted for 12% of total Brigadier revenues and 39% of accounts receivable as of and for the year ended June 30, 2021, but was insignificant for the year ended June 30, 2020. No other single customer accounted for a significant percentage of total sales or accounts receivable for the fiscal years ended June 30, 2021 or 2020.

Brigadier purchases alarm panels, digital and analog cameras, mounting hardware and accessory items needed to complete security installations from a variety of sources. The manufacture of electronic items such as those sought by Brigadier has expanded to a global scale thus providing Brigadier with a broad choice of suppliers. Brigadier bases its vendor selection on several criteria including: price, availability, shipping costs, quality, suitability for purpose and the technical support of the manufacturer. Brigadier is not reliant on any one supplier.

Concierge, through Gourmet Foods and following the acquisition of Printstock Products Limited on July 1, 2020, has two major customer groups comprising gross revenues: 1) baking, and 2) printing. For the purpose of segment reporting (Note 15) both revenue streams are considered part of the same “food industry” segment.

Baking: Within the baking sector there are three major customer groups; 1) grocery, 2) gasoline convenience stores, and 3) independent retailers. The grocery industry is dominated by several large chain operations, which are customers of Gourmet Foods, and there are no long term guarantees that these major customers will continue to purchase products from Gourmet Foods, however, many of the existing relationships have been in place for sufficient time to give management reasonable confidence in their continuing business. For the year ended June 30, 2021, Gourmet Foods’ largest customer in the grocery industry, who operates through a number of independently branded stores, accounted for approximately 18% of baking sales revenues as compared to 20% for the year ended June 30, 2020. This customer accounted for 19% of the baking accounts receivable at June 30, 2021 as compared to 15% as of June 30, 2020. The second largest customer in the grocery industry did not account for significant sales during the years ended June 30, 2021 and 2020, however did account for 27% of baking accounts receivable as of June 30, 2021 and 2020.

In the gasoline convenience store market customer group, Gourmet Foods supplies two major channels. The largest is a marketing consortium of gasoline dealers operating under the same brand who, for the years ended June 30, 2021 and 2020 accounted for approximately 49% and 45%, respectively, of baking gross sales revenues. No single member of the consortium is responsible for a significant portion of Gourmet Foods’ accounts receivable. A second consortium of gasoline convenience stores accounted for 23% and 15% of baking accounts receivable as of June 30, 2021 and June 30, 2020, respectively, but no single member of the consortium was a significant contributor to Gourmet Foods’ sales revenues.

The third major customer group is independent retailers and cafes, which collectively accounted for the balance of baking gross sales revenue, however no single customer in this group was a significant contributor of sales revenues or accounts receivable as of and for the years ended June 30, 2021 and 2020.

Printing: The printing sector of Gourmet Foods’ gross revenues is comprised of many customers, some large and some small, with one customer accounting for 33% of the printing sector revenues and 40% of the printing sector accounts receivable as of and for the year ended June 30, 2021. No other customers comprised a significant contribution to printing sector sales revenues or accounts receivable as of and for the year ended June 30, 2021. The acquisition of Printstock Products Limited occurred on July 1, 2020; therefore, there are no results for the prior year to compare to the year ended June 30, 2021.

Consolidated: With respect to Gourmet Foods’ consolidated risk, the largest three customers accounted for 32%, 12% and 12% of Gourmet Foods’ consolidated gross revenues for the year ended June 30, 2021. Because Printstock was acquired during the current fiscal year, there is no relevant consolidated comparisons for the prior year ended June 30, 2020. One of these customers accounted for 26% of the consolidated accounts receivable of Gourmet Foods as of June 30, 2021.

Gourmet Foods, including Printstock, is not dependent upon any one major supplier as many alternative sources are available in the local market place should the need arise. However, the unavailability of, or increase in price in, any of the ingredients on which Gourmet Foods relies to produce its products could harm its operating results for such period.

Concierge, through Original Sprout, has thousands of customers and, from time to time, certain of them become significant during specific reporting periods, but may not be significant during other periods. Due to the increase in online sales channels, Original Sprout had 1 significant customer for the year ended June 30, 2021 accounting for 12% of total revenues and 15% of accounts receivable as compared to 3% of total revenues and 39% of accounts receivable as of and for the year ended June 30, 2020. A different customer who was insignificant for the year ended June 30, 2021, accounted for 10% of sales for the year ended June 30, 2020 and 0% of accounts receivable.

Concierge, through Original Sprout, is dependent upon its relationship with a product packaging company who, at the direction of Original Sprout, produces the products in accordance with proprietary formulas, packages them in appropriate containers, and delivers the finished goods to Original Sprout for distribution to its customers. All of Original Sprout’s products are currently produced by this packaging company, although if this relationship were to fail there are other similar packaging companies available to Original Sprout at competitive pricing. Because of the nature of the Original Sprout product ingredients, some of the ingredients may, at times, be difficult to source in timely fashion or at the expected price point. To safeguard against this possibility Original Sprout endeavors to maintain at least a 90-day supply of all products in stock. Estimating and maintaining a reserve stock account is not a guarantee that a shortage of ingredient supplies will not affect production such that Original Sprout will not exhaust its reserves or be unable to fulfill customer orders.

Inventories

Inventories

Inventories, consisting primarily of: (i) food products, printing supplies, and packaging in New Zealand; (ii) hair and skin care finished products and components in the U.S.; and, (iii) security system hardware in Canada, are valued at the lower of cost or net realizable value. Inventories in Canada and New Zealand are maintained on the first-in, first-out method, while inventory in the U.S. is maintained using the average cost method. Inventories include product cost, inbound freight and warehousing costs where applicable. Management compares the cost of inventories with the net realizable value and an allowance is made for writing down the inventories to their net realizable value, if lower. An assessment is made at the end of each fiscal quarter to determine what slow-moving inventory items, if any, should be deemed obsolete and written down to their estimated net realizable value. For the six months ended December 31, 2021 and December 31, 2020, the expense for slow-moving or obsolete inventory was $3,478 and $32,688, respectively.

Inventories

Inventories, consisting primarily of; (i) food products, printing supplies, and packaging in New Zealand, (ii) hair and skin care finished products and components in the U.S. and, (iii) security system hardware in Canada, are valued at the lower of cost or net realizable value. Inventories in Canada and New Zealand are maintained on the first-in, first-out method, while inventory in the U.S. is maintained using the average cost method. Inventories include product cost, inbound freight and warehousing costs where applicable. Management compares the cost of inventories with the net realizable value and an allowance is made for writing down the inventories to their net realizable value, if lower. An assessment is made at the end of each fiscal quarter to determine what slow-moving inventory items, if any, should be deemed obsolete and written down to their estimated net realizable value. For the years ended June 30, 2021 and June 30, 2020, impairment to inventory value was recorded at $65,021 and $10,317, respectively.

Property, Plant and Equipment

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Expenditures for maintenance and repairs are charged to operating expense as incurred; additions and improvements are capitalized. Office furniture and equipment include office fixtures, computers, printers and other office equipment plus software and applicable packaging designs. Leasehold improvements, which are included in plant and equipment, are depreciated over the shorter of the useful life of the improvement and the length of the lease. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations. Depreciation is computed using the straight line method over the estimated useful life of the asset (see Note 5 to the Consolidated Financial Statements).

Category	Estimated Useful Life (in years)
Building	39
Plant and equipment:	5 to 10
Furniture and office equipment	3 to 5
Vehicles	3 to 5

Property, Plant and Equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation. Expenditures for maintenance and repairs are charged to earnings as incurred; additions, renewals and leasehold improvements are capitalized. Office furniture and equipment include office fixtures, computers, printers and other office equipment plus software and applicable packaging designs. Leasehold improvements, which are included in plant and equipment, are depreciated over the shorter of the useful life of the improvement and the length of the lease. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations. Depreciation is computed using the straight line method over the estimated useful life of the asset (see Note 5 to the Consolidated Financial Statements).

Category	Estimated Useful Life (in years)
Building	39
Plant and equipment:	5 to 10
Furniture and office equipment:	3 to 5
Vehicles	3 to 5

Intangible Assets

Intangible Assets

Intangible assets consist of brand names, domain names, recipes, non-compete agreements and customer lists along with the internal use software in process for the business applications of Marygold to be launched in the coming fiscal year. Intangible assets with finite lives are amortized over the estimated useful life and are evaluated for impairment at least on an annual basis and whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The Company assesses recoverability by determining whether the carrying value of such assets will be recovered through the discounted expected future cash flows. If the future discounted cash flows are less than the carrying amount of these assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. There was no impairment recorded for the six month period ended December 31, 2021 or the fiscal year ended June 30, 2021.

Intangible Assets

Intangible assets consist of brand names, domain names, recipes, non-compete agreements and customer lists along with the internally developed software in process for the business applications of Marygold to be launched during the coming fiscal year. Intangible assets with finite lives are amortized over the estimated useful life and are evaluated for impairment at least on an annual basis and whenever events or changes in circumstances indicate that the carrying value may not be recoverable. When it is determined that an indefinite intangible asset is impaired, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. There was no impairment recorded for the years ended June 30, 2021 and 2020.

Goodwill

Goodwill

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in a business combination transaction. Goodwill is tested for impairment on an annual basis during the fourth quarter of the Company’s fiscal year, or more frequently if events or changes in circumstances indicate that the carrying amount of goodwill may be impaired. The Company first performs a qualitative test to determine if goodwill is impaired at a reporting unit. In performing this test, the Company evaluates macroeconomic factors,  industry and market considerations, cost factors such as the increase in the cost of materials or labor or other costs, overall financial performance, changes in key personnel or customers or strategy, and other entity-specific events or trends that could indicate impairment, among other items. If the results of this test indicate that it is more likely than not that the fair value of the reporting is below its carrying value, a quantitative test is then performed to determine the amount of the impairment. When impaired, the carrying value of goodwill is written down to fair value. There was no impairment recorded for the six month period ended December 31, 2021 or the fiscal year ended June 30, 2021.

Goodwill

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in a business combination transaction. Goodwill is tested for impairment on an annual basis during the fourth quarter of the Company’s fiscal year, or more frequently if events or changes in circumstances indicate that the carrying amount of goodwill may be impaired. The Company first performs a qualitative test to determine if goodwill is impaired at a reporting unit. In performing this test, the Company evaluates macroeconomic factors,  industry and market considerations, cost factors such as the increase in the cost of materials or labor or other costs, overall financial performance, changes in key personnel or customers or strategy, and other entity-specific events or trends that could indicate impairment, among other items. If the results of this test indicate that it is more likely than not that the fair value of the reporting is below its carrying value, a quantitative test is then performed to determine the amount of the impairment. When impaired, the carrying value of goodwill is written down to fair value. There was no impairment recorded for the years ended June 30, 2021 and 2020.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company tests long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through the estimated undiscounted cash flows expected to result from the use and eventual disposition of the assets. Whenever any such impairment exists, an impairment loss will be recognized for the amount by which the carrying value exceeds the fair value. There was no impairment recorded for the six month period ended December 31, 2021 or the fiscal year ended June 30, 2021.

Impairment of Long-Lived Assets

The Company tests long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through the estimated undiscounted cash flows expected to result from the use and eventual disposition of the assets. Whenever any such impairment exists, an impairment loss will be recognized for the amount by which the carrying value exceeds the fair value. There was no impairment recorded for the years ended June 30, 2021 and 2020.

Investments and Fair Value of Financial Instruments

Investments and Fair Value of Financial Instruments

Short-term investments are classified as available-for-sale securities. The Company measures the investments at fair value at period end with any changes in fair value reflected as unrealized gains or (losses) which is included as part of other (expense) income. The Company values its investments in accordance with Accounting Standards Codification (“ASC”) 820 – Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurement. ASC 820 establishes a fair value hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Company (observable inputs) and (2) The Company’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the ASC 820 hierarchy are as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 assets include the following: quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market-corroborated inputs).

Level 3 – Unobservable pricing input at the measurement date for the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

In some instances, the inputs used to measure fair value might fall within different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest input level that is significant to the fair value measurement in its entirety.

Revenue Recognition

Revenue Recognition

Revenue consists of fees earned through management of investment funds, sale of gourmet meat pies and printing of food wrappers in New Zealand, security alarm system installation and maintenance services in Canada, and sales of hair and skin care products internationally. Revenue is accounted for net of sales taxes, sales returns, and trade discounts. The performance obligation is satisfied when the product has been shipped and title, risk of loss and rewards of ownership have been transferred. For most of the Company’s product sales or services, these criteria are met at the time the product is shipped, the subscription period commences, or the management fees earned each month. For our Brigadier subsidiary in Canada, the Company operates under contract with an alarm monitoring company that pays a percentage of its recurring monitoring fee to Brigadier in exchange for continued customer service and support functions with respect to each customer maintained under contract by the monitoring company. The Company has no costs of contracts which require capitalization.

The Company generates revenue, in part, through contractual monthly recurring fees received for providing ongoing customer support services to monitoring company clientele. The five-step process governing contract revenue reporting includes:

1.	Identifying the contract(s) with customers;
2.	Identifying the performance obligations in the contract;
3.	Determining the transaction price;
4.	Allocating the transaction price to the performance obligations in the contract; and
5.	Recognizing revenue when or as the performance obligation is satisfied.

Transactions involve security systems that are sold outright to the customer where the Company’s performance obligations include customer support services and the sale and installation of the security systems. For such arrangements, the Company allocates a portion of the transaction price to each performance obligation based on a relative stand-alone selling price. Revenue associated with the sale and installation of security systems is recognized once installation is complete, and is reflected as security system revenue in the Consolidated Statements of Income. Revenue associated with customer support services is recognized as those services are provided, and is included as a component of security system revenue in the Condensed Consolidated Statements of Income (Loss), which for the three and six months ended December 31, 2021, were approximately $219,904 and $407,629, or approximately 34% and 30%, of the total security system revenues as compared to $174,656 and $355,764 for the three and six months ended December 31, 2020, respectively, or 28% and 27% of the total security system revenues. These revenues for the three and six months ended December 31, 2021 account for approximately 2% and 2%, respectively, of total consolidated revenues as compared to 2% and 2% for the three and six months ended December 31, 2020, respectively. None of the other subsidiaries of the Company generate revenues from long-term contracts.

Because the Company has no contract with the end user, and the monthly payments for customer support services are made to the Company by the monitoring company who has a contract with the end user, and end user customers are subject to cancellation through no control of the Company, no deferred revenues or contingent liability reserves have been established with respect to these contracts. The services are deemed delivered as the obligation is acknowledged on a monthly basis.

Revenue Recognition

Revenue consists of fees earned through management of investment funds in the United States, sales of gourmet meat pies and printing of food wrappers in New Zealand and Australia, sales of security alarm system installation and maintenance services in Canada, and sales of hair and skin care products internationally. Revenue is accounted for net of sales taxes, sales returns, and trade discounts. The performance obligation is satisfied when the product has been shipped and title, risk of loss and rewards of ownership have been transferred. For most of the Company’s product sales or services, the revenue recognition criteria described below are met at the time the product is shipped, the subscription period commences, or the management services are provided. For our Brigadier subsidiary in Canada, the Company operates under contract with an alarm monitoring company that pays a percentage of its recurring monitoring fee to Brigadier in exchange for continued customer service and support functions with respect to each customer maintained under contract by the monitoring company. The Company has no costs of contracts which require capitalization.

The Company generates revenue, in part, through contractual monthly recurring fees received for providing ongoing customer support services to monitoring company clientele. The five-step process governing contract revenue reporting includes:

1.	Identifying the contract(s) with customers
2.	Identifying the performance obligations in the contract
3.	Determining the transaction price
4.	Allocating the transaction price to the performance obligations in the contract
5.	Recognizing revenue when or as the performance obligation is satisfied

Transactions involve security systems that are sold outright to the customer where the Company’s performance obligations include customer support services and the sale and installation of the security systems. For such arrangements, the Company allocates a portion of the transaction price to each performance obligation based on a relative stand-alone selling price. Revenue associated with the sale and installation of security systems is recognized once installation is complete, and is reflected as security system revenue in the Consolidated Statements of Income. Revenue associated with customer support services is recognized as those services are provided, and is included as a component of security system revenue in the Consolidated Statements of Income, which for the years ended June 30, 2021 and 2020, were approximately $723,456 and $734,922, or approximately 27% and 27%, respectively, of the total security system revenues. These revenues for the year ended June 30, 2021 account for approximately 2% of total consolidated revenues as compared to 3% for the year ended June 30, 2020. None of the other subsidiaries of the Company generate revenues from long-term contracts.

Because the Company has no contract with the end user, and the monthly payments for customer support services are made to the Company by the monitoring company who has a contract with the end user, and end user customers are subject to cancellation through no control of the Company; therefore, no deferred revenues or contingent liability reserves have been established with respect to these contracts. The services are deemed delivered as the obligation is acknowledged on a monthly basis.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. A valuation allowance is provided for deferred tax assets if it is more likely than not that these items will either expire before the Company is able to realize their benefits or if future deductibility is uncertain.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination. Applicable interest and penalties associated with unrecognized tax benefits are classified as additional income taxes in the statements of Income.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. A valuation allowance is provided for deferred tax assets if it is more likely than not that these items will either expire before the Company is able to realize their benefits or if future deductibility is uncertain.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination. Applicable interest and penalties associated with unrecognized tax benefits are classified as additional income taxes in the statements of income.

Advertising Costs

Advertising Costs

The Company expenses the cost of advertising as incurred. Marketing and advertising costs for the three months ended December 31, 2021 and December 31, 2020 were $0.7 million and $0.7 million, respectively. Marketing and advertising costs for the six months ended December 31, 2021 and December 31, 2020 were $1.4 million and $1.5 million, respectively.

Advertising Costs

The Company expenses the cost of advertising as incurred. Marketing and advertising costs for the years ended June 30, 2021 and 2020 were approximately $3.0 million and $2.6 million, respectively.

Other Comprehensive Income (Loss)

Other Comprehensive Income (Loss)

Foreign Currency Translation

We record foreign currency translation adjustments and transaction gains and losses in accordance with ASC 830-30, Foreign Currency Translation. The accounts of Gourmet Foods use the New Zealand dollar as the functional currency. The accounts of Brigadier Security Systems use the Canadian dollar as the functional currency. Assets and liabilities are translated at the exchange rate on the balance sheet date, and operating results are translated at the weighted average exchange rate throughout the period. Foreign currency transaction gains and (losses) can also occur if a transaction is settled in a currency other than the entity’s functional currency. Accumulated currency translation gains and (losses) are classified as an item of accumulated other comprehensive income (loss) in the stockholders’ equity section of the consolidated balance sheet.

Other Comprehensive Income (Loss)

Foreign Currency Translation

We record foreign currency translation adjustments and transaction gains and losses in accordance with ASC 830, Foreign Currency Matters. The accounts of Gourmet Foods use the New Zealand dollar as the functional currency. The accounts of Brigadier Security System use the Canadian dollar as the functional currency. Assets and liabilities are translated at the exchange rate on the balance sheet date, and operating results are translated at the weighted average exchange rate throughout the period. Foreign currency transaction gains and (losses) can also occur if a transaction is settled in a currency other than the entity’s functional currency. Accumulated currency translation gains and (losses) are classified as an item of accumulated other comprehensive income (loss) in the stockholders’ equity section of the consolidated balance sheet.

Segment Reporting

Segment Reporting

The Company defines operating segments as components for which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performances. The Company allocates its resources and assesses the performance of its sales activities based on these segments (Refer to Note 16 of the Condensed Consolidated Financial Statements).

Segment Reporting

The Company defines operating segments as components about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performances. The Company allocates its resources and assesses the performance of its sales activities based on the geographic locations of its subsidiaries (Refer to Note 16 of the Consolidated Financial Statements).

Business Combinations

Business Combinations

We allocate the fair value of purchase consideration to the tangible assets acquired, liabilities assumed and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Significant estimates in valuing certain intangible assets include, but are not limited to, future expected cash flows from acquired users, acquired trade names from a market participant perspective, useful lives and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, which is one year from the acquisition date, we may record adjustments to the assets acquired and liabilities assumed. For the six months ended December 31, 2021 and December 31, 2020 a determination was made that no adjustments were necessary.

Business Combinations

We allocate the fair value of purchase consideration to the tangible assets acquired, liabilities assumed and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Significant estimates in valuing certain intangible assets include, but are not limited to, future expected cash flows from acquired users, acquired trade names from a market participant perspective, useful lives and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, which is one year from the acquisition date, we may record adjustments to the assets acquired and liabilities assumed. For the years ended June 30, 2021 and 2020 a determination was made that no adjustments were necessary.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Board Update (“ASU”) 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, and also issued subsequent amendments to the initial guidance: ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-10, and ASU 2019-11, which replace the existing incurred loss impairment model with an expected credit loss model and require a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The new guidance will be effective for annual reporting periods beginning after December 15, 2022 (as amended by ASU 2019-10), including interim periods within that annual period. The Company anticipates the adoption of the standard will lead to changes in disclosures as well as insignificant changes related to the period of recognition of losses on its receivables.

In August 2020, the FASB issued ASU No. 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40). The amendment is meant to simplify the accounting for convertible instruments by removing certain separation models in subtopic 470-20 for convertible instruments. The amendment also changed the method used to calculate diluted earnings per share (“EPS”) for convertible instruments and for instruments that may be settled in cash. The amendment is effective for years beginning after December 15, 2023, including interim periods for those fiscal years. Early adoption is permitted for periods beginning after December 15, 2020, including interim periods within those fiscal years. The Company anticipates the adoption of the standard will not have a material impact on its consolidated financial statements and related disclosures given its current and anticipated operations.

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance, which aims to provide increased transparency by requiring business entities to disclose information about certain types of government assistance they receive in the notes to the annual financial statements. The guidance will become effective for annual reporting periods beginning after December 15, 2021, including interim periods within those fiscal years. The Company anticipates the adoption of the standard will not have a material impact on its consolidated financial statements and related disclosures given its current and anticipated operations.

Recent Accounting Pronouncements

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Board Update (“ASU”) 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, and also issued subsequent amendments to the initial guidance: ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-10, and ASU 2019-11, which replace the existing incurred loss impairment model with an expected credit loss model and require a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The new guidance will be effective for annual reporting periods beginning after December 15, 2022 (as amended by ASU 2019-10), including interim periods within that annual period. The Company anticipates the adoption of the standard will lead to changes in disclosures as well as insignificant changes related to the period of recognition of losses on its receivables.

In August 2020, the FASB issued ASU No. 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40). The amendment is meant to simplify the accounting for convertible instruments by removing certain separation models in subtopic 470-20 for convertible instruments. The amendment also changed the method used to calculate diluted earnings per share (“EPS”) for convertible instruments and for instruments that may be settled in cash. The amendment is effective for years beginning after December 15, 2023, including interim periods for those fiscal years. Early adoption is permitted for periods beginning after December 15, 2020, including interim periods within those fiscal years. The Company anticipates the adoption of the standard will not have a material impact on its consolidated financial statements and related disclosures given its current and anticipated operations.

Investments and Fair Value of Financial Instruments

Investments and Fair Value of Financial Instruments

Short-term investments are classified as available-for-sale securities. The Company measures the investments at fair value at period end with any changes in fair value reflected as unrealized gains or (losses) which is included as part of other (expense) income. The Company values its investments in accordance with Accounting Standards Codification (“ASC”) 820 – Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value in U.S. GAAP, and expands disclosures about fair value measurement. The changes to past practice resulting from the application of ASC 820 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurement. ASC 820 establishes a fair value hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Company (observable inputs) and (2) The Company’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the ASC 820 hierarchy are as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 assets include the following: quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market-corroborated inputs).

Level 3 – Unobservable pricing input at the measurement date for the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

In some instances, the inputs used to measure fair value might fall within different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest input level that is significant to the fair value measurement in its entirety.